Derivative Financial Instruments (Schedule of Gains (Losses) on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognize In OCI on Derivatives (Effective portion)	$ 2,050		$ 1,434
Gain (loss) reclassified From Accumulated OCI into income By derivative Instrument type (Effective Portion)	(57)	[1]	861	[1]
Derivatives Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives	(86)		78
Forward Foreign Exchange Contracts, Currency Swaps and Options [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognize In OCI on Derivatives (Effective portion)	944	[1]	543	[1]
Effective portion	100.00%
Forward Foreign Exchange Contracts, Currency Swaps and Options [Member] | Designated As Hedging Instrument [Member] | Revenue and Operational Cost [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified From Accumulated OCI into income By derivative Instrument type (Effective Portion)	115	[1]	632	[1]
Embedded Currency Derivatives [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognize In OCI on Derivatives (Effective portion)	1,106	[2]	891	[2]
Effective portion	99.00%
Embedded Currency Derivatives [Member] | Designated As Hedging Instrument [Member] | Cost of Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified From Accumulated OCI into income By derivative Instrument type (Effective Portion)	$ (172)	[1],[2]	$ 229	[1],[2]

[1]	Presented as part of revenue and operational cost.
[2]	Presented as part of cost of revenues.